Business Segment Information	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
By Industry

(Dollars in thousands)	2014	2013	2012
Net Sales:
Diversified Industrial:
North America	$5,693,527	$5,637,657	$5,708,057
International	5,287,916	5,110,332	5,335,138
Aerospace Systems	2,234,528	2,267,715	2,102,747
	$13,215,971	$13,015,704	$13,145,942
Segment Operating Income:
Diversified Industrial:
North America	$946,493	$908,719	$960,252
International	572,476	602,480	752,155
Aerospace Systems	271,238	280,286	290,135
Total segment operating income	1,790,207	1,791,485	2,002,542
Corporate administration	181,926	185,767	193,367
Income before interest expense and other	1,608,281	1,605,718	1,809,175
Interest expense	82,566	91,552	92,790
Other (income) expense	(31,005)	203,165	139,687
Income before income taxes	$1,556,720	$1,311,001	$1,576,698

Assets:
Diversified Industrial	$9,501,837	$9,388,027	$8,696,094
Aerospace Systems (a)	1,359,130	1,139,967	1,033,449
Corporate (b)	2,413,395	2,012,904	1,440,739
	$13,274,362	$12,540,898	$11,170,282

Property Additions (c):
Diversified Industrial	$189,832	$312,392	$219,872
Aerospace Systems	23,261	20,838	19,651
Corporate	3,247	7,105	8,223
	$216,340	$340,335	$247,746

Depreciation:
Diversified Industrial	$187,347	$187,014	$182,853
Aerospace Systems	19,193	19,498	19,395
Corporate	8,425	7,210	8,260
	$214,965	$213,722	$210,508

(Dollars in thousands)	2014	2013	2012
By Geographic Area (d)
Net Sales:
North America	$7,853,603	$7,844,552	$7,830,517
International	5,362,368	5,171,152	5,315,425
	$13,215,971	$13,015,704	$13,145,942
Long-Lived Assets:
North America	$861,300	$871,958	$867,159
International	962,994	936,282	852,809
	$1,824,294	$1,808,240	$1,719,968

As of July 1, 2013, the Company consolidated its Climate & Industrial Controls businesses into existing operating groups within the Industrial Segment. As a result of this consolidation and the resulting change in management structure made in connection with the strategic divestiture of certain operations in the Climate & Industrials Control Segment, the Company now has two reporting segments: Diversified Industrial (formerly referred to as Industrial) and Aerospace Systems (formerly referred to as Aerospace). All prior period results have been revised to reflect the new reporting segment structure.

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Includes investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control (2014 - $263,246).

(b)
Corporate assets are principally cash and cash equivalents, marketable securities, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(c)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929).

(d)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.